Stated capital (Details) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022
Stated capital.
Beginning Balance, Number of shares	331,920
Shares issued on exercise of options (in shares)	2,221
Shares repurchased and cancelled through buyback program (in shares)	(948)
Ending Balance, Number of shares	333,193				331,920
Beginning balance, Equity	$ 1,360,230	[1]	$ 1,743,556		$ 1,743,556
Shares repurchased and cancelled through buyback program	(10,022)
Ending balance, Equity	484,794		1,509,930	[2]	1,360,230 [1]
Stated capital net of issue costs
Stated capital.
Beginning balance, Equity	5,311,953		5,223,484		5,223,484
Shares issued on exercise of options	89,432		86,470
Shares repurchased and cancelled through buyback program	(10,022)
Ending balance, Equity	5,391,363		$ 5,309,954	[2]	5,311,953
Share capital
Stated capital.
Beginning balance, Equity	100,141
Shares issued on exercise of options	666
Shares repurchased and cancelled through buyback program	(284)
Ending balance, Equity	100,523				100,141
Share capital net of issue costs
Stated capital.
Beginning balance, Equity	99,576
Shares issued on exercise of options	666
Shares repurchased and cancelled through buyback program	(284)
Ending balance, Equity	99,958				99,576
Share premium
Stated capital.
Beginning balance, Equity	5,241,836
Shares issued on exercise of options	88,766
Shares repurchased and cancelled through buyback program	(9,738)
Ending balance, Equity	5,320,864				5,241,836
Share premium net of issue costs
Stated capital.
Beginning balance, Equity	5,212,377
Shares issued on exercise of options	88,766
Shares repurchased and cancelled through buyback program	(9,738)
Ending balance, Equity	$ 5,291,405				$ 5,212,377

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.